Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—9.1%
U.S. Treasury Notes
2.250%, 3/31/21	$16,050	$16,302
0.125%, 5/31/22	7,060	7,055
1.750%, 6/15/22	17,980	18,537
1.250%, 8/31/24	1,105	1,151
Total U.S. Government Securities (Identified Cost $42,646)		43,045

Foreign Government Securities—0.8%
Republic of Indonesia
144A 5.875%, 1/15/24(1)	755	856
144A 4.125%, 1/15/25(1)	435	472
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	661
Republic of South Africa
4.665%, 1/17/24	100	102
5.875%, 9/16/25	575	609
Republic of Turkey 7.375%, 2/5/25	790	832
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	326
Total Foreign Government Securities (Identified Cost $3,755)		3,858

Mortgage-Backed Securities—29.5%
Agency—1.2%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	28	30
Pool #AO5149 3.000%, 6/1/27	92	97
Pool #AL7532 3.000%, 11/1/27	399	420
Pool #AS5730 3.000%, 9/1/30	849	894
Pool #AS5927 3.000%, 10/1/30	371	390
Pool #MA0908 4.000%, 11/1/31	207	223
Pool #AC3654 5.000%, 10/1/39	141	162
Pool #AD3841 4.500%, 4/1/40	57	63
Pool #MA3663 3.500%, 5/1/49	982	1,031
Pool #CA4978 3.000%, 1/1/50	2,112	2,226
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	—	—(2)
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	3	3
Pool #780023 7.000%, 9/15/24	2	2
		5,541

	Par Value	Value

Non-Agency—28.0%
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(3)	$757	$752
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	957	984
2018-C, A 144A 4.360%, 9/25/65(1)(3)	748	781
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	181	194
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	940	950
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	952
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(3)	1,604	1,635
Angel Oak Mortgage Trust LLC
2017-3, A1 144A 2.708%, 11/25/47(1)(3)	97	97
2019-3, A1 144A 2.930%, 5/25/59(1)(3)	1,488	1,504
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(3)	1,344	1,380
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	1,239	1,263
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	1,280	1,310
Ashford Hospitality Trust 2018-KEYS, B (1 month LIBOR + 1.450%) 144A 1.635%, 6/15/35(1)(3)	1,100	945
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(3)	19	19
2005-1, 1A1 5.500%, 2/25/35	85	87
2006-2, 3A1 6.000%, 3/25/36	19	19
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 0.465%, 7/25/36(1)(3)	193	173
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(3)	186	192
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(3)	448	458
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(3)	342	349
Bear Stearns ARM Trust 2004-9, 22A1 4.332%, 11/25/34(3)	261	248
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	1,511	1,541
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%) 144A 1.435%, 10/15/36(1)(3)	989	967
2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.435%, 12/15/36(1)(3)	480	463
BX Trust 2018-GW, B (1 month LIBOR + 1.020%) 144A 1.205%, 5/15/35(1)(3)	1,265	1,176
Centex Home Equity Loan Trust 2004-D, AF5 5.850%, 9/25/34(3)	101	102
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.105%, 12/15/36(1)(3)	$1,200	$1,175
2015-GC27, A4 2.878%, 2/10/48	1,200	1,260
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	101	110
2014-A, A 144A 4.000%, 1/25/35(1)(3)	195	205
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	131	135
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(3)	932	945
2015-A, A1 144A 3.500%, 6/25/58(1)(3)	243	250
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,614	1,708
COLT Mortgage Loan Trust Funding LLC
2018-2, A1 144A 3.470%, 7/27/48(1)(3)	163	165
2018-3, A1 144A 3.692%, 10/26/48(1)(3)	596	607
2019-3, A1 144A 2.764%, 8/25/49(1)(3)	218	221
2020-1, A1 144A 2.488%, 2/25/50(1)(3)	1,313	1,327
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	978
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	1,701	1,730
2020-1, A1 144A 1.832%, 3/15/50(1)	1,268	1,262
2018-2, A 144A 4.026%, 11/15/52(1)	1,007	1,053
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	14	14
2003-AR30, 5A1 3.673%, 1/25/34(3)	110	111
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.165%, 5/15/36(1)(3)	1,455	1,441
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.967%, 4/25/43(1)(3)	213	217
2014-IVR2, A2 144A 3.762%, 4/25/44(1)(3)	453	474
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(3)	541	554
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(3)	64	64
2017-1A, A2 144A 2.928%, 12/26/46(1)(3)	104	104
2017-2A, A1 144A 2.453%, 6/25/47(1)(3)	790	790
2017-3A, A3 144A 2.813%, 10/25/47(1)(3)	130	131
2018-2A, A1 144A 3.479%, 4/25/58(1)(3)	2,702	2,748
	Par Value	Value

Non-Agency—continued
2018-3A, A1 144A 3.789%, 8/25/58(1)(3)	$1,028	$1,045
2019-1A, A1 144A 3.743%, 1/25/59(1)(3)	552	554
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(3)	1,144	1,171
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	1,017	1,021
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.344%, 3/15/35(1)(3)	1,280	1,242
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	445	457
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	325	334
2018-2, A41 144A 4.500%, 10/25/58(1)(3)	324	332
2019-H1, A1 144A 2.657%, 10/25/59(1)(3)	1,027	1,050
2020-H1, A1 144A 2.310%, 1/25/60(1)(3)	1,150	1,154
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(3)	2,164	2,189
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	1,225	1,315
GSAA Home Equity Trust 2005-1, AF4 5.619%, 11/25/34(3)	4	4
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	210	219
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,052
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(3)	1,117	1,138
2018-2, A1 144A 3.985%, 11/25/58(1)(3)	1,550	1,599
2019-1, A1 144A 3.454%, 1/25/59(1)(3)	1,431	1,456
2019-3, A1 144A 2.675%, 11/25/59(1)(3)	2,055	2,075
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	56	56
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 3.772%, 8/25/35(3)	248	247
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 3.101%, 6/25/33(3)	115	113
2003-AR4, 2A1 3.569%, 8/25/33(3)	39	38
JPMorgan Chase Commercial Mortgage Securities Trust
2020-MKST, C (1 month LIBOR + 1.250%) 144A 1.435%, 12/15/36(1)(3)	690	655
2011-C4, A4 144A 4.388%, 7/15/46(1)	85	86
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.344%, 6/25/29(1)(3)	757	775
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	529	544

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2006-A2, 4A1 3.604%, 8/25/34(3)	$47	$47
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	442	458
2015-1, AM1 144A 2.243%, 12/25/44(1)(3)	170	171
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	433	435
2015-5, A2 144A 2.755%, 5/25/45(1)(3)	266	273
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	696	702
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	677	692
2017-5, A1 144A 3.138%, 10/26/48(1)(3)	1,804	1,831
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.985%, 5/15/36(1)(3)	1,040	1,018
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(3)	1,195	1,191
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	56	58
2004-4, 6A1 5.500%, 4/25/34	88	92
2004-7, 9A1 6.000%, 8/25/34	69	72
2005-2, 2A1 6.000%, 1/25/35	280	297
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(3)	72	73
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.385%, 6/25/52(1)(3)	1,040	1,035
Merrill Lynch Mortgage Investors Trust 2004-A4, A1 3.834%, 8/25/34(3)	259	254
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	1,128	1,191
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,600
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	1,660	1,653
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 0.885%, 11/15/34(1)(3)	1,080	1,073
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.790%, 6/25/44(1)(3)	344	354
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	84	85
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	1,535	1,639
2018-NQM1,A1 144A 3.986%, 11/25/48(1)(3)	705	729
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(3)	1,454	1,459
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	962	1,027
	Par Value	Value

Non-Agency—continued
2014-2A, A3 144A 3.750%, 5/25/54(1)(3)	$90	$97
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	2,200	2,348
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	1,114	1,194
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	645	685
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	636	676
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	2,678	2,847
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	1,186	1,275
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,645	1,744
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(3)	1,223	1,231
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.910%, 3/25/35(3)	541	545
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(3)	1,021	1,039
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	344	358
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.835%, 6/25/57(1)(3)	268	265
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(3)	862	884
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(3)	1,075	1,069
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	690	699
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,787
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	694
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(3)	1,410	1,416
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	1,342	1,381
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(1)(3)	1,258	1,261
2019-2, A1 144A 3.475%, 11/25/24(1)(3)	1,321	1,319
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(3)	921	932
2019-1, A1 144A 3.936%, 10/25/58(1)(3)	726	732
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	438	445
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(3)	2,099	2,116
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(3)	1,251	1,262
2020-SH1, A1 144A 2.521%, 1/28/50(1)(3)	1,019	1,023

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(3)	$1,812	$1,835
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(3)	1,393	1,428
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	513	517
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 1.135%, 1/17/35(1)(3)	623	620
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 3.667%, 10/25/34(3)	109	107
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 3.846%, 11/25/33(3)	190	179
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(1)(3)	130	130
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	275	286
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	613	660
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(3)	676	682
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.085%, 4/25/48(1)(3)	1,331	1,308
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	773	787
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(3)	626	621
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(3)	29	29
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(3)	592	595
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(3)	982	970
Vericrest Opportunity Loan Trust LXXXIII LLC 2019-NPL9, A1A 144A 3.327%, 11/26/49(1)(3)	768	767
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(3)	1,532	1,523
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(3)	53	53
2018-INV1, A3 144A 4.052%, 3/25/58(1)(3)	348	349
2018-2, A1 144A 3.677%, 6/1/58(1)(3)	1,830	1,852
2018-2, B1 144A 4.426%, 6/1/58(1)(3)	445	442
2019-2, A1 144A 3.211%, 5/25/59(1)(3)	2,586	2,637
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	656	667
2019-INV1, A1 144A 3.402%, 12/25/59(1)(3)	732	748
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	993	1,006
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$485	$512
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 3.009%, 7/25/34(3)	87	86
2004-U, A1 4.326%, 10/25/34(3)	29	29
		132,499

Unknown Security Sub-Type—0.3%
Progress Residential Trust 2020-SFR2, A 144A 2.078%, 6/18/37(1)	1,500	1,543
Total Mortgage-Backed Securities (Identified Cost $137,904)		139,583

Asset-Backed Securities—33.0%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(1)	920	923
Automobiles—20.0%
ACC Trust
2019-1, A 144A 3.750%, 5/20/22(1)	601	605
2019-2, A 144A 2.820%, 2/21/23(1)	919	920
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(1)	890	896
2018-4, C 144A 3.970%, 1/13/25(1)	1,110	1,127
2019-1, C 144A 3.500%, 4/14/25(1)	1,200	1,219
2019-2, C 144A 3.170%, 6/12/25(1)	1,040	1,056
AmeriCredit Automobile Receivables Trust
2017-1, C 2.710%, 8/18/22	915	925
2018-1, D 3.820%, 3/18/24	975	1,010
2019-1, C 3.360%, 2/18/25	1,200	1,247
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(1)	102	103
Avis Budget Rental Car Funding LLC
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	800	795
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,114
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	1,270	1,252
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,427
California Republic Auto Receivables Trust 2016-1, B 3.430%, 2/15/22	785	786
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	920	926

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
CarMax Auto Owner Trust
2017-1, B 2.540%, 9/15/22	$900	$909
2019-1, C 3.740%, 1/15/25	1,175	1,198
CarNow Auto Receivables Trust
2019-1A, A 144A 2.720%, 11/15/22(1)	634	638
2020-1A, B 2.710%, 7/17/23	1,420	1,420
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,218
2019-1A, E 144A 5.640%, 1/15/26(1)	980	1,008
2019-2A, D 144A 3.280%, 1/15/25(1)	470	476
2019-3A, C 144A 2.710%, 10/15/24(1)	1,580	1,604
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,297
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	14	14
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	905	928
2018-D, D 144A 4.340%, 9/16/24(1)	1,450	1,489
2020-A, C 144A 2.540%, 12/15/25(1)	1,225	1,236
2020-B, C 144A 3.300%, 4/15/26(1)	1,330	1,365
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	996	1,002
2019-1A, A 144A 3.330%, 2/15/28(1)	1,385	1,417
2019-3A, B 144A 2.860%, 1/16/29(1)	1,180	1,210
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	220	225
2019-3, C 2.900%, 8/15/25	1,255	1,274
2019-4, C 2.510%, 11/17/25	1,120	1,135
DT Auto Owner Trust
2018-1A, C 144A 3.470%, 12/15/23(1)	366	367
2019-1A, C 144A 3.610%, 11/15/24(1)	800	816
2019-2A, B 144A 2.990%, 4/17/23(1)	1,040	1,051
2019-2A, C 144A 3.180%, 2/18/25(1)	1,040	1,055
2019-4A, C 144A 2.730%, 7/15/25(1)	1,390	1,405
2020-2A, C 144A 3.280%, 3/16/26(1)	1,335	1,378
Exeter Automobile Receivables Trust
2017-3A, B 144A 2.810%, 9/15/22(1)	239	240
	Par Value	Value

Automobiles—continued
2018-2A, C 144A 3.690%, 3/15/23(1)	$750	$756
2018-3A, C 144A 3.710%, 6/15/23(1)	1,105	1,120
2018-4A, D 144A 4.350%, 9/16/24(1)	1,365	1,421
2019-3A, C 144A 2.790%, 5/15/24(1)	1,060	1,076
2019-4A, C 144A 2.440%, 9/16/24(1)	1,370	1,379
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	1,223
First Investors Auto Owner Trust
2016-2A, C 144A 2.530%, 7/15/22(1)	1,221	1,226
2017-1A, D 144A 3.600%, 4/17/23(1)	880	894
2018-1A, D 144A 4.110%, 6/17/24(1)	1,175	1,213
2019-1A, C 144A 3.260%, 3/17/25(1)	1,240	1,272
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(1)	29	29
2016-3, D 144A 3.890%, 11/15/22(1)	1,635	1,663
2019-1, C 144A 3.600%, 2/18/25(1)	1,400	1,444
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,279
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,497
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(1)	855	860
GLS Auto Receivables Issuer Trust
2019-1A, B 144A 3.650%, 12/16/24(1)	1,250	1,274
2019-2A, B 144A 3.320%, 3/15/24(1)	1,240	1,262
2019-3A, B 144A 2.720%, 6/17/24(1)	1,285	1,300
2019-4A, B 144A 2.780%, 9/16/24(1)	1,400	1,419
2019-4A, C 144A 3.060%, 8/15/25(1)	1,255	1,267
2020-1A, B 144A 2.430%, 11/15/24(1)	1,810	1,825
2020-2A, B 144A 3.160%, 6/16/25(1)	1,385	1,424
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	560	564
2018-1A, A 144A 2.820%, 7/15/22(1)	140	140
2018-3A, C 144A 4.180%, 7/15/24(1)	1,790	1,855
GM Financial Consumer Automobile 2017-1A, B 144A 2.300%, 6/16/23(1)	915	922
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	743	733

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2016-4A, A 144A 2.650%, 7/25/22(1)	$1,716	$1,690
2018-1A, A 144A 3.290%, 2/25/24(1)	419	415
2019-1A, A 144A 3.710%, 3/25/23(1)	782	774
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	1,030	1,037
Santander Drive Auto Receivables Trust
2017-1, C 2.580%, 5/16/22	18	18
2018-2, C 3.350%, 7/17/23	920	932
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	1,115	1,077
Tesla Auto Lease Trust 2018-B, B 144A 4.120%, 10/20/21(1)	925	943
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,530	1,524
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	867	872
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	1,035	1,044
2020-1, C 144A 2.150%, 2/10/25(1)	1,410	1,411
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	825	835
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,270	1,267
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	1,285	1,306
2018-3A, C 144A 3.610%, 10/16/23(1)	1,348	1,373
2018-3A, D 144A 4.000%, 10/16/23(1)	1,435	1,464
2020-2A, C 144A 2.010%, 7/15/25(1)	1,645	1,648
		94,750

Consumer Loans—0.6%
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	929	933
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	774	775
Upstart Securitization Trust 2019-3, A 144A 2.684%, 1/21/30(1)	1,054	1,060
		2,768

Credit Card—0.4%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	1,720	1,715
Equipment—0.8%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	1,370	1,378
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(1)	1,205	1,221
	Par Value	Value

Equipment—continued
Pawnee Equipment Receivables Series LLC 2019-1, B 144A 2.520%, 10/15/24(1)	$1,365	$1,350
		3,949

Other—10.4%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	440	444
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	686	700
Amur Equipment Finance Receivables VIII LLC 2020-1A, B 144A 2.500%, 3/20/26(1)	1,770	1,774
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	391	392
2019-A, A 144A 3.140%, 7/16/40(1)	1,251	1,249
2019-A, C 144A 4.010%, 7/16/40(1)	1,450	1,298
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(1)	487	496
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	179	179
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	359	356
2019-A, A 144A 3.280%, 9/26/33(1)	970	965
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	10	10
2013-A, A 144A 3.010%, 12/4/28(1)	453	451
2015-A, A 144A 2.880%, 5/2/30(1)	135	133
CCG Receivables Trust
2018-1, A2 144A 2.500%, 6/16/25(1)	709	713
2019-1, B 144A 3.220%, 9/14/26(1)	1,030	1,054
2019-2, B 144A 2.550%, 3/15/27(1)	1,185	1,193
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	125	123
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, A 144A 2.470%, 10/15/26(1)	601	602
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	169	170
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	1,122	1,159
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	709	708
2019-1A, B 144A 3.530%, 2/20/32(1)	917	880

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	$589	$594
2019-1A, A 144A 3.860%, 11/15/34(1)	742	749
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(1)	1,370	1,314
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	79	79
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(1)	450	451
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	1,361	1,383
Hilton Grand Vacations Trust
2014-AA, A 144A 1.770%, 11/25/26(1)	48	48
2017-AA, A 144A 2.660%, 12/26/28(1)	328	324
2018-AA, A 144A 3.540%, 2/25/32(1)	726	740
2020-AA, A 144A 2.740%, 2/25/39(1)	974	982
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	569	562
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,425	1,430
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,030
Marlette Funding Trust
2018-3A, A 144A 3.200%, 9/15/28(1)	18	18
2019-2A, A 144A 3.130%, 7/16/29(1)	568	573
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	1,158	1,157
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	97	95
2016-1A, A 144A 2.250%, 12/20/33(1)	469	462
2019-1A, A 144A 2.890%, 11/20/36(1)	993	1,010
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	940	940
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	833	830
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	1,895	1,926
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	905	911
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	1,195	1,197
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	101	101
2018-A, A 144A 3.100%, 11/8/30(1)	153	154
2019-A, B 144A 3.360%, 4/9/38(1)	846	806
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(1)	907	909
	Par Value	Value

Other—continued
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	$348	$346
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	102	102
2016-2A, A 144A 2.330%, 7/20/33(1)	133	133
2018-2A, A 144A 3.500%, 6/20/35(1)	354	359
2019-1A, B 144A 3.420%, 1/20/36(1)	630	618
2019-2A, B 144A 2.820%, 5/20/36(1)	658	642
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	717	695
2020-A, A 144A 2.620%, 12/15/26(1)	976	941
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	32	32
2017-1, A 144A 3.280%, 1/26/26(1)	147	148
2017-5, A2 144A 2.780%, 9/25/26(1)	255	257
2017-6, A2 144A 2.820%, 11/25/26(1)	375	378
SoFi Consumer Loan Program Trust 2018-2, A2 144A 3.350%, 4/26/27(1)	1,146	1,155
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	1,164	1,232
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(3)	1,069	1,089
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	622	622
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	110	110
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)	889	875
Upstart Securitization Trust 2019-2, A 144A 2.897%, 9/20/29(1)	720	723
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(3)	637	637
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	412	407
2017-A, A 144A 2.330%, 3/20/35(1)	396	398
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	25	25
2015-AA, A 144A 2.790%, 6/16/31(1)	672	670
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	204	203
2018-1A, A 144A 3.380%, 12/20/31(1)	811	814
		49,435

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Student Loan—0.6%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	$321	$329
2019-AGS, A1 144A 2.540%, 1/25/47(1)	1,169	1,213
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	240	243
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	775	787
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(1)	144	145
		2,717

Total Asset-Backed Securities (Identified Cost $155,315)		156,257

Corporate Bonds and Notes—20.6%
Communication Services—1.0%
AT&T, Inc. (3 month LIBOR + 0.890%) 1.314%, 2/15/23(3)	475	473
CenturyLink, Inc. 144A 4.000%, 2/15/27(1)	205	198
Crown Castle International Corp. 4.875%, 4/15/22	930	994
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	470	341
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	190	195
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	750	759
Tencent Holdings Ltd. 144A 3.280%, 4/11/24(1)	467	496
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 1.492%, 5/15/25(3)	1,226	1,241
		4,697

Consumer Discretionary—1.4%
Aptiv Corp. 4.150%, 3/15/24	735	784
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,211
Ford Motor Co. 9.000%, 4/22/25	891	963
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	674
3.200%, 7/6/21	975	986
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	905	915
Marriott Ownership Resorts, Inc. 144A 6.125%, 9/15/25(1)	295	302
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	181
VF Corp. 2.400%, 4/23/25	536	564
		6,580

	Par Value	Value

Consumer Staples—0.9%
Altria Group, Inc. 3.800%, 2/14/24	$1,031	$1,127
BAT Capital Corp. (3 month LIBOR + 0.880%) 1.272%, 8/15/22(3)	1,030	1,025
Conagra Brands, Inc. 4.300%, 5/1/24	1,090	1,206
Kraft Heinz Foods Co. 144A 3.875%, 5/15/27(1)	820	857
		4,215

Energy—1.9%
Boardwalk Pipelines LP 4.950%, 12/15/24	630	675
BP Capital Markets plc 4.875% (4)(5)	700	723
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	870	908
DPL, Inc. 144A 4.125%, 7/1/25(1)	605	605
Energy Transfer Operating LP 4.250%, 3/15/23	380	401
Energy Transfer Partners LP 4.500%, 11/1/23	310	333
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	125	126
144A 6.500%, 7/1/27(1)	140	143
Kinder Morgan, Inc.
3.150%, 1/15/23	1,005	1,050
144A 5.625%, 11/15/23(1)	305	344
MPLX LP 3.500%, 12/1/22	1,000	1,042
Petroleos Mexicanos 4.625%, 9/21/23	855	819
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,475	1,572
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	225	196
		8,937

Financials—7.7%
AerCap Ireland Capital DAC 3.950%, 2/1/22	1,085	1,085
Ares Capital Corp. 3.500%, 2/10/23	740	744
Athene Global Funding 144A 2.800%, 5/26/23(1)	920	939
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	1,007
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(6)	520	550
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	976
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	490	536
Bank of America Corp.
4.200%, 8/26/24	2,155	2,391
3.950%, 4/21/25	420	465
(3 month LIBOR + 0.770%) 1.311%, 2/5/26(3)	705	696

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Brookfield Finance, Inc. 3.900%, 1/25/28	$715	$785
Charles Schwab Corp. (The) Series G 5.375% (5)	675	721
Citadel LP 144A 4.875%, 1/15/27(1)	450	464
Citigroup, Inc.
3.200%, 10/21/26	715	784
(3 month LIBOR + 1.250%) 1.546%, 7/1/26(3)	1,080	1,075
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	935	935
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	352
3.000%, 4/26/22	900	917
(3 month LIBOR + 1.170%) 1.562%, 5/15/26(3)	475	472
(3 month LIBOR + 1.750%) 2.637%, 10/28/27(3)	2,015	2,050
HSBC Holdings plc (3 month LIBOR + 1.500%) 2.873%, 1/5/22(3)	476	483
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	252
ICAHN Enterprises LP 6.250%, 5/15/26	1,060	1,061
Industrial & Commercial Bank of China Ltd. (3 month LIBOR + 0.750%) 1.198%, 11/8/20(3)	370	370
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	740	592
Lincoln National Corp.
4.200%, 3/15/22	470	498
(3 month LIBOR + 2.040%) 3.175%, 4/20/67(3)(4)	75	49
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(1)	650	656
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	576
Morgan Stanley
4.100%, 5/22/23	730	789
3.875%, 4/29/24	655	724
(3 month LIBOR + 0.930%) 2.028%, 7/22/22(3)	725	729
Navient Corp.
5.875%, 10/25/24	810	761
5.000%, 3/15/27	205	172
Prudential Financial, Inc. 5.625%, 6/15/43(4)	1,168	1,243
Santander Holdings USA, Inc.
4.450%, 12/3/21	932	971
3.700%, 3/28/22	735	757
3.500%, 6/7/24	840	884
SBA Tower Trust 144A 3.156%, 10/8/20(1)	750	752
Synchrony Financial 4.375%, 3/19/24	1,220	1,278
Toronto-Dominion Bank (The) 2.650%, 6/12/24	723	774
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	795
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	412
	Par Value	Value

Financials—continued
Wells Fargo & Co.
1.654%, 6/2/24	$925	$940
4.100%, 6/3/26	660	744
(3 month LIBOR + 1.230%) 1.990%, 10/31/23(3)	1,175	1,183
		36,389

Health Care—0.7%
AbbVie, Inc.
2.300%, 5/14/21	495	501
2.850%, 5/14/23	495	522
CVS Health Corp. (3 month LIBOR + 0.720%) 1.033%, 3/9/21(3)	265	266
HCA, Inc. 5.375%, 2/1/25	570	611
Mylan NV 3.950%, 6/15/26	955	1,068
Tenet Healthcare Corp.
4.625%, 7/15/24	550	539
144A 7.500%, 4/1/25(1)	70	74
		3,581

Industrials—1.5%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	494	414
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	1,257	1,100
Boeing Co. (The)
2.350%, 10/30/21	450	456
4.875%, 5/1/25	335	365
5.040%, 5/1/27	507	559
CNH Industrial N.V. 4.500%, 8/15/23	1,314	1,418
Howmet Aerospace, Inc. 6.875%, 5/1/25	255	277
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	895	955
Stanley Black & Decker, Inc. 4.000%, 3/15/60(4)	1,288	1,288
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	445	445
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	95	100
		7,377

Information Technology—2.0%
Broadcom, Inc. 144A 3.150%, 11/15/25(1)	1,135	1,205
Dell International LLC 144A 4.000%, 7/15/24(1)	395	426
Flex Ltd. 3.750%, 2/1/26	892	945
Hewlett Packard Enterprise Co.
2.250%, 4/1/23	660	680
(3 month LIBOR + 0.720%) 2.093%, 10/5/21(3)	145	145
HP, Inc.
2.200%, 6/17/25	396	409
3.000%, 6/17/27	720	755

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Leidos, Inc. 144A 3.625%, 5/15/25(1)	$933	$1,017
Microchip Technology, Inc. 144A 2.670%, 9/1/23(1)	1,165	1,199
Open Text Corp. 144A 3.875%, 2/15/28(1)	1,000	963
VMware, Inc.
2.950%, 8/21/22	1,295	1,339
4.500%, 5/15/25	440	481
		9,564

Materials—0.4%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	925	915
DuPont de Nemours, Inc.
3.766%, 11/15/20	146	148
(3 month LIBOR + 0.710%) 1.102%, 11/15/20(3)	243	243
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	300	319
Syngenta Finance NV 144A 3.933%, 4/23/21(1)	365	369
		1,994

Real Estate—0.9%
Corporate Office Properties LP 3.700%, 6/15/21	220	224
GLP Capital LP 5.250%, 6/1/25	640	696
iStar, Inc. 4.250%, 8/1/25	965	873
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	170	167
Office Properties Income Trust 4.150%, 2/1/22	915	909
Service Properties Trust
4.500%, 6/15/23	420	402
4.650%, 3/15/24	430	389
4.350%, 10/1/24	455	410
		4,070

Utilities—2.2%
Avangrid, Inc. 3.200%, 4/15/25	716	782
CenterPoint Energy, Inc. 3.850%, 2/1/24	1,260	1,378
DTE Energy Co. 2.529%, 10/1/24	1,074	1,124
Exelon Corp. 3.497%, 6/1/22	864	902
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,281	1,352
PNM Resources, Inc. 3.250%, 3/9/21	810	822
PSEG Power LLC 3.850%, 6/1/23	1,022	1,104
Southern Co. (The) 2.950%, 7/1/23	920	972
	Par Value	Value

Utilities—continued
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	$735	$739
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	1,040	1,073
		10,248

Total Corporate Bonds and Notes (Identified Cost $95,808)		97,652

Leveraged Loans(3)—3.7%
Aerospace—0.3%
Kestrel Bidco, Inc. (3 month LIBOR + 3.000%) 4.000%, 12/11/26	418	334
Mileage Plus Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 0.000%, 6/25/27(7)	390	387
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.428%, 5/30/25	227	204
Tranche F (1 month LIBOR + 2.250%) 2.428%, 12/9/25	719	644
		1,569

Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(8)(9)	1	—
Food / Tobacco—0.2%
Aramark Services, Inc.
Tranche B-2 (3 month LIBOR + 1.750%) 1.928%, 3/28/24	212	200
Tranche B-3 (3 month LIBOR + 1.750%) 1.928%, 3/11/25	345	325
Tranche B-4 (1 month LIBOR + 1.750%) 1.928%, 1/15/27	214	202
		727

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Y (1 month LIBOR + 2.000%) 2.177%, 7/1/26	723	689
Reynolds Consumer Products LLC (1 month LIBOR + 1.750%) 1.928%, 2/4/27	144	139
		828

Gaming / Leisure—0.4%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	120	119
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.359%, 9/15/23	508	476
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.000%, 4/18/24	603	548
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.935%, 6/22/26	578	544

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	$353	$320
		2,007

Healthcare—0.6%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.940%, 11/27/25	164	158
(1 month LIBOR + 3.000%) 3.190%, 6/2/25	370	359
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(7)	90	86
HCA, Inc. Tranche B-13 (1 month LIBOR + 1.750%) 1.928%, 3/18/26	1,766	1,724
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.058%, 6/11/25	523	506
		2,833

Information Technology—0.2%
Science Applications International Corp. Tranche B2 (1 month LIBOR + 2.250%) 2.428%, 3/13/27	513	498
SS&C Technologies, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 1.928%, 4/16/25	459	437
		935

Manufacturing—0.1%
Gardner Denver, Inc. Tranche A (3 month LIBOR + 4.000%) 0.000%, 3/1/27(7)	35	34
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.928%, 2/28/27	454	431
NCR Corp. (1 month LIBOR + 2.500%) 2.680%, 8/28/26	245	237
		702

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.923%, 9/18/26	644	611
Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.930%, 2/1/27	816	784
CSC Holdings LLC
2018 (1 month LIBOR + 2.250%) 2.435%, 1/15/26	736	695
2019 (1 month LIBOR + 2.500%) 2.685%, 4/15/27	279	264
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.185%, 4/30/28	$980	$922
		2,665

Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/15/27	841	790
Level 3 Financing, Inc. 2027, Tranche B (3 month LIBOR + 1.750%) 1.928%, 3/1/27	440	416
		1,206

Media / Telecom - Wireless Communications—0.4%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.428%, 4/4/26	327	310
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.930%, 4/11/25	397	381
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.178%, 4/1/27	1,380	1,377
		2,068

Service—0.2%
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.928%, 11/16/26	764	729
Transportation - Automotive—0.0%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 2.308%, 12/30/26	155	148
Utility—0.1%
Pacific Gas and Electric Co. (1 month LIBOR + 2.250%) 2.440%, 12/31/20	460	458
Total Leveraged Loans (Identified Cost $18,311)		17,486

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 3.726%(3)	1,380(10)	1,309
Citigroup, Inc. Series T, 6.250%(11)	1,020(10)	1,082
JPMorgan Chase & Co. Series Z, 4.487%(3)	1,155(10)	1,096
JPMorgan Chase & Co. Series HH, 4.600%	531(10)	473
		3,960

Total Preferred Stocks (Identified Cost $4,105)		3,960

Exchange-Traded Funds—1.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(12)	12,940	1,741
iShares iBoxx High Yield Corporate Bond ETF(12)	37,074	3,026

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

SPDR Bloomberg Barclays High Yield Bond Fund ETF(12)	7,088	$717
Total Exchange-Traded Funds (Identified Cost $5,225)		5,484

Total Long-Term Investments—98.7% (Identified Cost $463,069)		467,325(13)

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(12)	8,221,370	8,221
Total Short-Term Investment (Identified Cost $8,221)		8,221

TOTAL INVESTMENTS—100.4% (Identified Cost $471,290)		$475,546
Other assets and liabilities, net—(0.4)%		(1,801)
NET ASSETS—100.0%		$473,745

Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
P.O.	Principal Only Security
REMIC	Real Estate Mortgage Investment Conduit
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $300,780 or 63.5% of net assets.
(2)	Amount is less than $500.
(3)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Interest payments may be deferred.
(5)	No contractual maturity date.
(6)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(7)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Value shown as par value.
(11)	Interest may be forfeited.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$156,257	$—	$156,257	$—
Corporate Bonds and Notes	97,652	—	97,652	—
Foreign Government Securities	3,858	—	3,858	—
Leveraged Loans	17,486	—	17,486	—(1)
Mortgage-Backed Securities	139,583	—	139,583	—
U.S. Government Securities	43,045	—	43,045	—
Equity Securities:
Preferred Stocks	3,960	—	3,960	—
Exchange-Traded Funds	5,484	5,484	—	—
Money Market Mutual Fund	8,221	8,221	—	—
Total Investments	$475,546	$13,705	$461,841	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $3,457 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities	Leveraged Loans
Investments in Securities
Balance as of September 30, 2019:	$3,678	$3,678	$-(a)
Accrued discount/(premium)	-(b)	-(b)	-(b)
Change in unrealized appreciation (depreciation)(c)	(13)	(13)	-(b)
Sales(d)	(207)	(207)	-
Transfers from Level 3(e)	(3,457)	(3,457)	-
Balance as of June 30, 2020	$-(a)	$-	$-(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, was $-.
(d) Includes paydowns on securities.
(e) “Transfers from“ represent the ending value as of June 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.